DRYDEN HIGH YIELD FUND, INC.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

November 2, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           485(b) Filing for Dryden High Yield Fund, Inc.
Registration Nos. 002-63394 and 811-02896

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and the Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N1-A, which was electronically filed with the Commission on October 30, 2009.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain